Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Balance	$ 797,142	$ 803,324
Initial Public Offering (Note 1)	192,391
Balance	1,222,697	797,142
Share Capital
Disclosure of classes of share capital [line items]
Balance	1,500,000	20
Conversion (Note 1)		1,499,980
Reverse stock split (Note 1)	(1,351,883)
Initial Public Offering (Note 1)	11,905
Balance	$ 160,022	$ 1,500,000